UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Ivory Investment Management LLC
Address:        200 Park Avenue, 39th Floor
                New York, NY 10166

13F File Number:  028-06191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Curtis Macnguyen
Title:  Managing Member and Chief Investment Officer
Phone:  212-692-6362

Signature, Place, and Date of Signing:

    Curtis Macnguyen       New York, New York    August 9, 2001

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

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                                                    FORM 13F INFORMATION TABLE

                             TITLE                                SHARES/    SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER     OF CLASS    CUSIP         VALUE        PRN AMT    PRN CALL DSCRETN   MANAGERS    SOLE   SHARED  NONE
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

3COM CORP                  COMMON     885535104      9,808,750    2,065,000  SH        SOLE               2,065,000    0     0
ALLIANCE SEMICONDUCTOR COR COMMON     01877H100     17,092,440    1,422,000  SH        SOLE               1,422,000    0     0
AMERICAN PHYSICIANS CAPITA COMMON      28884104      4,758,000      244,000  SH        SOLE                 244,000    0     0
AON CORP                   COMMON      37389103      9,625,000      275,000  SH        SOLE                 275,000    0     0
ATI TECHOLOGIES INC        COMMON       1941103      9,864,609    1,057,300  SH        SOLE               1,057,300    0     0
CENDANT CORP               COMMON     151313103     11,700,000      600,000  SH        SOLE                 600,000    0     0
DELL COMPUTER CORP         COMMON     247025109      6,558,420      250,800  SH        SOLE                 250,800    0     0
ECI TELECOM LTD            ORD        268258100     16,581,000    3,316,200  SH        SOLE               3,316,200    0     0
ESG RE LTD                 ORD        G31215109      1,515,000      500,000  SH        SOLE                 500,000    0     0
GALILEO INTERNATIONAL INC  COMMON     363547100      3,250,000      100,000  SH        SOLE                 100,000    0     0
GATX CORP                  COMMON     361448103      4,010,000      100,000  SH        SOLE                 100,000    0     0
GREY GLOBAL GROUP INC      COMMON     39787M108      5,020,750        7,550  SH        SOLE                   7,550    0     0
INSIGNIA FINANCIAL GROUP I COMMON     45767A105     12,300,000    1,000,000  SH        SOLE               1,000,000    0     0
LUCENT TECHNOLOGIES INC    COMMON     549463107     36,018,000    5,800,000  SH        SOLE               5,800,000    0     0
MEDIACOM COMMUNICATIONS CO CLASS A    58446K105      1,290,946       73,100  SH        SOLE                  73,100    0     0
MOLEX INC                  CLASS A    608554200     11,928,000      400,000  SH        SOLE                 400,000    0     0
NEXTEL COMMUNICATIONS INC- CLASS A    65332V103     17,500,000    1,000,000  SH        SOLE               1,000,000    0     0
NIKE INC                   CLASS B    654106103      8,398,000      200,000  SH        SOLE                 200,000    0     0
NOVELLUS SYSTEMS INC       COMMON     670008101     14,197,500      250,000  SH        SOLE                 250,000    0     0
NVIDIA CORP                COMMON     67066G104      9,275,000      100,000  SH        SOLE                 100,000    0     0
ORION POWER HOLDINGS INC   COMMON     686286105     25,000,500    1,050,000  SH        SOLE               1,050,000    0     0
PEREGRINE SYSTEMS INC      COMMON     71366Q101     17,400,000      600,000  SH        SOLE                 600,000    0     0
PG&E CORP                  COMMON     69331C108     11,200,000    1,000,000  SH        SOLE               1,000,000    0     0
ROSS STORES INC            COMMON     778296103     14,370,000      600,000  SH        SOLE                 600,000    0     0
SBC COMMUNICATIONS  INC.   COMMON     78387G103     12,018,000      300,000  SH        SOLE                 300,000    0     0
SONY CORP                  ADR NEW    835699307     13,160,000      200,000  SH        SOLE                 200,000    0     0
SPANISH BROADCASTING SYSTE CLASS A    846425882     10,673,000    1,300,000  SH        SOLE               1,300,000    0     0
SPX CORP                   COMMON     784635104     23,508,804      187,800  SH        SOLE                 187,800    0     0
SYCAMORE NETWORKS INC      COMMON     871206108      8,667,600      930,000  SH        SOLE                 930,000    0     0
TELETECH HOLDINGS INC      COMMON     879939106     17,980,000    2,000,000  SH        SOLE               2,000,000    0     0
VIACOM INC                 CLASS B    925524308     10,350,000      200,000  SH        SOLE                 200,000    0     0
WESTERN RESOURCES INC      COMMON     959425109      3,762,500      175,000  SH        SOLE                 175,000    0     0
WORLDCOM INC/MCI GROUP     COMMON     98157D304     16,937,200    1,052,000  SH        SOLE               1,052,000    0     0
ZALE CORP NEW              COMMON     988858106     18,535,000      550,000  SH        SOLE                 550,000    0     0
                                                   414,254,019

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:   $414,254,019

List of Other Included Managers:          Ivory Opportunity Advisors, LLC
                                          Ivory Capital Advisors, LLC